Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 438	$ 413
Equity securities without readily determinable fair value, upward price adjustment, annual amount	32	1	$ 52
Equity securities without readily determinable fair value, downward price adjustment, annual amount	(47)	(2)	(41)
Equity securities without readily determinable fair value, net adjustment, annual amount	(15)	$ (1)	$ 11
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount	368
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(102)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 266